Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Authorized, Issued, and Outstanding Convertible Preferred Stock

The following tables summarizes the authorized, issued, and outstanding convertible preferred stock of the Company:

	December 31, 2018
	Shares Authorized	Shares Issued and Outstanding	Issuance Price per Share	Net Proceeds	Aggregate Liquidation Preference
	(In thousands, except share and per share data)
Convertible Preferred Stock:
Series A-1	1,000,000	1,000,000	$0.40	$354	$400
Series A-2	10,549,450	10,549,450	0.91	9,554	9,600
Series B	5,000,000	5,000,000	1.20	5,968	6,000
Series C	12,088,016	12,088,016	2.67	32,158	32,275
Series D	7,363,737	7,363,737	4.01	29,451	29,529
Series E	9,848,474	9,373,633	14.22	133,035	133,250

Total convertible preferred stock	45,849,677	45,374,836		$210,520	$211,054

	December 31, 2017
	Shares Authorized	Shares Issued and Outstanding	Issuance Price per Share	Net Proceeds	Aggregate Liquidation Preference
	(In thousands, except share and per share data)
Convertible Preferred Stock:
Series A-1	1,000,000	1,000,000	$0.40	$354	$400
Series A-2	10,549,450	10,549,450	0.91	9,554	9,600
Series B	5,000,000	5,000,000	1.20	5,968	6,000
Series C	12,088,016	12,088,016	2.67	32,158	32,275
Series D	7,363,737	7,363,737	4.01	29,451	29,529

Total convertible preferred stock	36,001,203	36,001,203		$77,485	$77,804